Shareholder Report, Holdings (Details)	Dec. 31, 2024
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 1 | Axos Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 1 | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 1 | Kontoor Brands, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 1 | Primoris Services Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 1 | Stock Yards Bancorp, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 1 | Kemper Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 1 | Popular, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 1 | Skyward Specialty Insurance Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 1 | Portland General Electric Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 1 | CNO Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 1 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 1 | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 2 | Axos Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 2 | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 2 | Kontoor Brands, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 2 | Primoris Services Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 2 | Stock Yards Bancorp, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 2 | Kemper Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 2 | Popular, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 2 | Skyward Specialty Insurance Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 2 | Portland General Electric Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 2 | CNO Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 2 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 2 | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 3 | Axos Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 3 | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 3 | Kontoor Brands, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 3 | Primoris Services Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 3 | Stock Yards Bancorp, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 3 | Kemper Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 3 | Popular, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 3 | Skyward Specialty Insurance Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 3 | Portland General Electric Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 3 | CNO Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 3 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 3 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 3 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 3 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 3 | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 3 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%